Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

April 11, 2013	Colleen Bathen Meyer
T +1 415 315 6366
F +1 415 315 4819
colleen.meyer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

On behalf of Schroder Series Trust (the “Trust”), we are filing today pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 65 (the “Amendment) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to reflect the addition of Schroder Emerging Markets Multi-Cap Equity Fund and Schroder Emerging Markets Multi-Sector Bond Fund, series of the Trust.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (415) 315-6366.

Regards,

/s/ COLLEEN B. MEYER

Colleen B. Meyer